Financial commitments and contingent liabilities - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial commitments and contingent liabilities
Outstanding commitments	$ 1,160,642,000	$ 981,554,000	$ 646,631,000	$ 503,435,000
Exposure to assets	$ 93,970,000	$ 89,294,000